REPORTING ENTITY - Business acquisitions and divestures (Details) $ in Millions	1 Months Ended
	Jul. 31, 2019	Mar. 31, 2019	Dec. 31, 2021 USD ($)	Sep. 29, 2020 USD ($)	Sep. 29, 2020 COP ($)
Arrendamiento Operativo CIB SAC - Renting Peru
REPORTING ENTITY
Percentage of ownership interests sold		100.00%
FiduPeru S.A.
REPORTING ENTITY
Percentage of ownership interests sold	100.00%
Bancolombia Capital Holdings USA LLC, Bancolombia Capital LLC, and Bancolombia Capital Advisers LLC
The effect on shareholders' equity
Capital			$ 1,500
Grupo Agromercantil Holding (GAH)
REPORTING ENTITY
Percentage of common stock acquired				40.00%	40.00%
Purchase price				$ 289,144,606	$ 1,117,680
The effect on shareholders' equity
Consideration paid to non-controlling interests					1,117,680
Carrying amount of non-controlling interests acquired					913,193
Excess of consideration paid recognized in the transactions with non-controlling interests reserve within equity					$ 204,487